Variable Interest Entities - Summary of Income Expenses and Net Income Loss of Variable Interest Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Income Expenses and Net Income Loss of Variable Interest Entities [line Items]
Revenue	$ 770,885	$ 842,681
Net loss attributable to non-controlling interests, net of tax	(4,330)	(3,796)
Net loss attributable to Cresco Labs Inc.	(175,522)	(212,047)
Net (loss) income	(179,852)	(215,843)
Cresco Labs Michigan, LLC
Summary of Income Expenses and Net Income Loss of Variable Interest Entities [line Items]
Revenue	25,046	12,659
Net loss attributable to non-controlling interests, net of tax	(258)	0
Net loss attributable to Cresco Labs Inc.	(4,445)	(8,617)
Net (loss) income	$ (4,703)	$ (8,617)